Provision for Site Reclamation and Closure - Summary of Detailed Information about Provision for Site Reclamation and Closure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provision For Site Reclamation And Closure [Abstract]
Beginning balance	$ 37,630	$ 4,101
Addition of Florida Canyon Mine at the Closing Date		30,227
Accretion of discounted cash flows	1,250	876
Change in estimated cash flows and assumptions	(3,240)	2,426
Ending balance	$ 35,640	$ 37,630